Accounts Receivable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Credit Loss [Abstract]
Accounts receivable	$ 13,009,686	$ 11,082,207
Less: allowance for doubtful accounts	(1,037,797)	(906,138)
Accounts receivable, net	$ 11,971,889	$ 10,176,069